Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of interest rate swap contracts
As of December 31, 2024, the Company had derivative agreements in place to fix interest rates on a portion of the borrowings under its debt facilities with floating interest rates as summarized below:

Derivatives	Notional Amount (in millions)	Weighted Average Fixed Leg (Pay) Interest Rate	Weighted Average Remaining Term
Interest Rate Swap	$1,866.3	2.54%	3.6 years

Schedule of derivatives instruments and their effect on consolidated statements of operations and consolidated statements of comprehensive income
The following table summarizes the impact of derivative instruments on the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income on a pretax basis (in thousands):

		Year Ended December 31,
	Financial statement caption	2024	2023	2022
Non-Designated Derivative Instruments
Unrealized (gains) losses	Unrealized (gain) loss on derivative instruments, net	$40	$(15)	$(343)
Designated Derivative Instruments
Realized (gains) losses	Interest and debt (income) expense	$(50,795)	$(47,648)	$260
Unrealized (gains) losses	Comprehensive (income) loss	$(55,913)	$(20,148)	$(168,156)